Direct costs of revenue	12 Months Ended
Dec. 31, 2024
Direct Costs Of Revenue
Direct costs of revenue

9. Direct costs of revenue

	2024	2023(1)	2022

Electricity cost	2,425,043	364,110	361,490
Water fee	571,053	51,779	-
Salaries(2)	339,723	39,579	-
	3,335,819	455,468	361,490

(1)	The electricity supply is from the La Follette Utilities Board under an agreement signed in March 2023.
(2)	The staff costs relate to that of the site manager, technicians and other part-time workers at the mining center in Duff, Tennessee.